Expense Example - LVIP BlackRock Inflation Protected Bond Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	50	157	274	616	76	237	411	918